UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

MUNICIPAL HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2007

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 94.3%
Alabama - 0.6%
$2,980,000	Baldwin County, AL, Board of Education, AMBAC, 5.000% due 6/1/26	$3,091,333

Alaska - 0.5%
2,300,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	2,478,434

Arizona - 1.7%
2,900,000	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, 6.625% due 7/1/20 (b)	3,159,579
3,500,000	Casa Grande, AZ, IDA, Hospital Revenue, Casa Grande Regional Medical Center, 7.625% due 12/1/29	3,716,965
1,100,000	Pima County, AZ, IDA, Educational Revenue, Noah Webster Basic, 6.125% due 12/15/34	1,128,226

	Total Arizona	8,004,770

Arkansas - 1.1%
	Arkansas State Development Financing Authority:
4,000,000	Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29 (b)(c)	4,323,480
1,000,000	Industrial Facilities Revenue, Potlatch Corp. Projects, 7.750% due 8/1/25 (a)	1,104,180

	Total Arkansas	5,427,660

California - 12.1%
6,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20 (c)	6,133,560
	California EFA Revenue, College and University Financing Program:
1,440,000	5.000% due 2/1/12	1,461,298
1,595,000	5.000% due 2/1/14	1,610,200
1,670,000	5.000% due 2/1/15	1,685,013
5,000,000	California Health Facilities Financing Authority Revenue, Kaiser Permanante, 5.250% due 4/1/39 (c)	5,101,900
	California State, GO:
1,690,000	5.500% due 4/1/30 (b)	1,874,210
	Various Purpose:
18,500,000	5.000% due 9/1/35 (c)	18,762,330
3,000,000	5.000% due 6/1/37	3,040,920
	California Statewide CDA Revenue:
1,000,000	East Campus Apartments LLC, 5.625% due 8/1/34	1,023,880
	Senior Living-Presbyterian Homes:
1,920,000	4.750% due 11/15/26	1,836,499
6,000,000	4.875% due 11/15/36 (c)	5,607,360
	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
2,000,000	6.750% due 6/1/39 (b)	2,313,260
3,150,000	7.875% due 6/1/42 (b)	3,820,761
1,250,000	Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project, 5.000% due 9/1/36	1,234,863
3,000,000	Vallejo, CA, COP, Touro University, 7.375% due 6/1/29	3,099,600

	Total California	58,605,654

Colorado - 3.3%
1,000,000	Beacon Point Metropolitan District, GO, 6.250% due 12/1/35	1,015,120
	Colorado Educational & Cultural Facilities Authority Revenue, Charter School:
1,350,000	Peak to Peak Project, 7.500% due 8/15/21 (b)	1,504,521
1,500,000	Refunding, Jefferson Project, 6.000% due 6/15/33	1,503,420
	Colorado Health Facilities Authority Revenue:
2,000,000	Christian Living Communities Project, 5.750% due 1/1/37	1,985,840
1,000,000	Parkview Medical Center Project, 6.600% due 9/1/25 (b)	1,116,270

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Colorado - 3.3% (continued)
$1,000,000	High Plains, CO, Metropolitan District, GO, 6.250% due 12/1/35	$915,160
10,000,000	Northwest Parkway Public Highway Authority Revenue, Capital Appreciation, Senior Bonds, AMBAC, zero coupon bond to yield 6.290% due 6/15/31 (b)	2,510,500
4,000,000	Reata South Metropolitan District, CO, GO, 7.250% due 6/1/37	4,079,800
1,000,000	Southlands, CO, Metropolitan District No. 1, GO, 7.125% due 12/1/34 (b)	1,209,300

	Total Colorado	15,839,931

Connecticut - 0.9%
4,000,000	Connecticut State Development Authority, IDR, AFCO Cargo LLC Project, 8.000% due 4/1/30 (a)(c)	4,279,560

Delaware - 0.2%
1,000,000	New Castle County, DE, Revenue, Newark Charter School Inc. Project, 5.000% due 9/1/36	928,040

District of Columbia - 0.2%
1,000,000	District of Columbia COP, District Public Safety & Emergency, AMBAC, 5.500% due 1/1/19	1,075,430

Florida - 5.3%
1,000,000	Bonnet Creek Resort Community Development District, Special Assessment, 7.500% due 5/1/34	1,061,600
3,000,000	Capital Projects Finance Authority, FL, Continuing Care Retirement Glenridge on Palmer Ranch, 8.000% due 6/1/32 (b)	3,567,180
6,995,000	Gramercy Farms Community, Development District Special Assessment, 5.100% due 5/1/14 (c)	6,617,550
1,000,000	Hillsborough County, FL, IDA Revenue, National Gypsum Convention, 7.125% due 4/1/30 (a)	1,047,380
2,000,000	Miami-Dade County, FL, Solid Waste Systems Revenue, MBIA, 5.000% due 10/1/18	2,112,120
2,000,000	Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF, Orlando Inc. Project, 9.000% due 7/1/31	2,208,940
1,000,000	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health System, 5.500% due 11/15/33 (b)	1,093,410
2,500,000	Reunion East Community Development District, Special Assessment, 7.375% due 5/1/33	2,672,275
5,000,000	Seminole Tribe, FL, Special Obligation Revenue, 5.750% due 10/1/22 (c)(d)	5,246,050

	Total Florida	25,626,505

Georgia - 2.2%
6,000,000	Atlanta, GA, Tax Allocation, Atlantic Station Project, 7.900% due 12/1/24 (b)(c)	7,053,240
1,500,000	Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates, 7.250% due 11/15/29	1,594,425
2,000,000	Savannah, GA, EDA, Revenue, College of Arts & Design Inc. Project, 6.900% due 10/1/29 (b)	2,158,560

	Total Georgia	10,806,225

Idaho - 0.5%
2,345,000	Idaho Health Facilities Authority Revenue, Portneuf Medical Center Project, Radian, 5.250% due 9/1/24	2,386,155

Illinois - 3.1%
45,000	Chicago, IL, Metropolitan HDC, Mortgage Revenue, Section 8, FHA, 6.700% due 7/1/12	45,028
2,000,000	Chicago, IL, O’Hare International Airport, General Airport Revenue, Third Lien, 5.750% due 1/1/21 (a)	2,153,020
	Illinois DFA:
2,000,000	Chicago Charter School Foundation Project, 6.250% due 12/1/32 (b)	2,242,660

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Illinois - 3.1% (continued)
$3,250,000	Citgo Petroleum Corp. Project, 8.000% due 6/1/32 (a)	$3,545,588
	Illinois Finance Authority Revenue:
3,000,000	Refunding, Chicago Charter School Project, 5.000% due 12/1/36	2,791,680
2,500,000	Refunding, OSF Healthcare Systems, 5.750% due 11/15/37	2,628,300
1,500,000	Illinois Health Facilities Authority Revenue, Passavant Memorial Area Hospital, 6.000% due 10/1/24 (b)	1,619,280

	Total Illinois	15,025,556

Indiana - 0.7%
2,000,000	Indiana Health Facilities Financing Authority, Hospital Revenue, Riverview Hospital Project, 6.125% due 8/1/31	2,081,540
1,400,000	Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment, 5.250% due 2/1/31	1,413,566

	Total Indiana	3,495,106

Kansas - 0.4%
2,000,000	Overland Park, KS, Development Corp. Revenue, First Tier, 7.375% due 1/1/32	2,109,080

Kentucky - 2.1%
10,000,000	Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36 (c)	10,084,400

Louisiana - 0.7%
1,000,000	Epps, LA, COP, 8.000% due 6/1/18	1,023,200
2,150,000	Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA, 6.550% due 9/1/25	2,319,936

	Total Louisiana	3,343,136

Maryland - 2.3%
1,000,000	Maryland Industrial Development Financing Authority Economic Development Revenue, Our Lady of Good Counsel School, 6.000% due 5/1/35	1,015,150
3,500,000	Maryland State Economic Development Corp. Revenue, Chesapeake Bay, 7.730% due 12/1/27 (b)	3,829,595
	Maryland State Health & Higher EFA Revenue:
1,100,000	Edenwald, 5.400% due 1/1/37	1,070,014
	Maryland Institute College of Art:
1,900,000	5.000% due 6/1/21	1,915,751
2,095,000	5.000% due 6/1/24	2,102,835
	Washington Christian Academy:
250,000	5.250% due 7/1/18	250,343
1,170,000	5.500% due 7/1/38	1,126,347

	Total Maryland	11,310,035

Massachusetts - 1.4%
1,380,000	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (a)	1,365,013
3,000,000	Massachusetts State DFA Revenue, Briarwood, 8.250% due 12/1/30 (b)	3,435,660
2,000,000	Massachusetts State HEFA Revenue, Caritas Christi Obligation, 6.750% due 7/1/16	2,178,600

	Total Massachusetts	6,979,273

Michigan - 4.5%
3,500,000	Allen Academy, MI, COP, 8.000% due 6/1/33	3,569,125
	Cesar Chavez Academy, COP:
1,600,000	8.000% due 2/1/33(e)	1,769,856
1,635,000	6.500% due 2/1/33	1,687,761

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Michigan - 4.5% (continued)
$15,000,000	Michigan State Hospital Finance Authority, Refunding Hospital, Sparrow Obligated, 5.000% due 11/15/31 (c)	$14,958,150

	Total Michigan	21,984,892

Minnesota - 0.7%
1,715,000	Sartell, MN, Health Care & Housing Facilities Revenue, Foundation for Health Care Project, 8.000% due 9/1/30	1,857,139
	St. Paul, MN, Port Authority Lease Revenue, Regions Hospital Parking Ramp Project:
475,000	5.000% due 8/1/21	462,987
1,375,000	5.000% due 8/1/36	1,265,028

	Total Minnesota	3,585,154

Missouri - 2.4%
600,000	Kansas City, MO, Tax Increment Financing Commission, Tax Increment Revenue, Maincor Project, 5.000% due 3/1/12	600,444
5,070,000	Missouri State Health & EFA Revenue, St. Lukes Episcopal, 5.000% due 12/1/20 (c)	5,192,390
	Raytown, MO, Annual Appropriation Supported Tax, Raytown Live Redevelopment Plan Project 1:
1,000,000	5.000% due 12/1/19	1,026,760
1,555,000	5.000% due 12/1/20	1,591,776
1,750,000	5.125% due 12/1/25	1,783,757
1,325,000	St Joseph, MO, IDA, Sewer Systems Improvements Project, 5.000% due 4/1/27	1,336,819

	Total Missouri	11,531,946

Montana - 0.7%
3,380,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	3,388,788

New Hampshire - 0.8%
	New Hampshire HEFA Revenue:
2,000,000	Covenant Health System, 5.500% due 7/1/34	2,067,320
1,500,000	New Hampshire College, 7.500% due 1/1/31 (b)	1,685,850

	Total New Hampshire	3,753,170

New Jersey - 9.8%
3,390,000	Casino Reinvestment Development Authority Revenue, MBIA, 5.250% due 6/1/20	3,662,081
3,750,000	New Jersey EDA, Retirement Community Revenue, SeaBrook Village Inc., 8.250% due 11/15/30 (b)	4,287,713
	New Jersey EDA Revenue:
	Newark Downtown District Management Corp.:
400,000	5.125% due 6/15/27	395,348
700,000	5.125% due 6/15/37	676,683
8,000,000	Refunding, 6.875% due 1/1/37 (a)(c)	8,444,880
3,545,000	New Jersey EFA Revenue, Stevens Institute of Technology, 5.000% due 7/1/27	3,558,258
	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group:
13,250,000	5.250% due 7/1/30 (c)	12,822,953
5,000,000	7.500% due 7/1/30 (b)(c)	5,550,950
	Tobacco Settlement Financing Corp.:
5,000,000	6.750% due 6/1/39 (b)(c)	5,769,550
2,000,000	7.000% due 6/1/41 (b)	2,332,800

	Total New Jersey	47,501,216

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
New Mexico - 1.5%
	Otero County, NM:
	COP, Jail Project Revenue:
$1,630,000	5.750% due 4/1/18	$1,655,412
500,000	6.000% due 4/1/23	506,355
500,000	6.000% due 4/1/28	499,965
3,000,000	Jail Project Revenue, 7.500% due 12/1/24	3,239,490
1,500,000	Sandoval County, NM, Incentive Payment Revenue, Refunding, 5.000% due 6/1/20	1,567,200

	Total New Mexico	7,468,422

New York - 8.4%
1,000,000	Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital Medical Center Inc., 8.250% due 11/15/30 (b)	1,145,570
2,500,000	Dutchess County, NY, Industrial Development Agency, Refunding Bard College, Civic Facility Revenue, 5.000% due 8/1/46	2,542,250
1,000,000	Herkimer County, NY, IDA, Folts Adult Home, FHA, GNMA, 5.500% due 3/20/40	1,075,610
1,000,000	Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village Project, 8.550% due 11/15/32 (b)	1,164,710
	New York City, NY, IDA, Civic Facilities Revenue:
2,555,000	Amboy Properties Corp. Project, 6.750% due 6/1/20	2,533,512
765,000	Community Hospital Brooklyn, 6.875% due 11/1/10	776,682
1,715,000	Special Needs Facilities Pooled Program, 8.125% due 7/1/19 (b)	1,899,208
1,500,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, MBIA, 5.000% due 6/15/27	1,569,465
	New York State Dormitory Authority Revenue:
4,000,000	Cornell University, 5.000% due 7/1/21	4,244,920
2,500,000	Mental Health Services Facilities Improvement, AMBAC, 5.000% due 2/15/35	2,582,950
7,500,000	New York University Hospitals Center, 5.000% due 7/1/26	7,409,925
355,000	New York State, COP, Hanson Redevelopment Project, 8.375% due 5/1/08	361,795
10,000,000	New York, NY, GO, 5.000% due 8/1/26	10,408,600
2,000,000	Onondaga County, NY, IDA, Solid Waste Disposal Facilities Revenue, Solvay Paperboard LLC Project, 7.000% due 11/1/30 (a)	2,059,160
1,000,000	Suffolk County, NY, IDA, Continuing Care Retirement Revenue, Refunding, Jeffersons Ferry Project, 5.000% due 11/1/28	941,750

	Total New York	40,716,107

North Carolina - 0.4%
1,880,000	North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage, DePaul Community Facilities Project, 7.625% due 11/1/29 (b)	2,048,918

Ohio - 1.1%
500,000	Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing St. Clarence, 6.125% due 5/1/26	512,475
2,500,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	2,653,525
2,000,000	Miami County, OH, Hospital Facilities Revenue, Refunding & Improvement Upper Valley Medical Center, 5.250% due 5/15/26	2,008,140

	Total Ohio	5,174,140

Oklahoma - 0.6%
395,000	Oklahoma HFA, Single-Family Mortgage, GNMA, 7.997% due 8/1/18 (a)	423,013

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Oklahoma - 0.6% (continued)
$2,200,000	Tulsa, OK, Municipal Airport Revenue, American Airlines, 7.350% due 12/1/11	$2,201,254

	Total Oklahoma	2,624,267

Oregon - 0.2%
	Klamath Falls, OR, Inter Community Hospital Authority Revenue:
630,000	Merle West Medical Center, 6.250% due 9/1/31 (b)	708,271
370,000	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	385,688

	Total Oregon	1,093,959

Pennsylvania - 6.2%
1,000,000	Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project, 7.250% due 1/1/35 (b)	1,169,850
5,000,000	Dauphin County, PA, General Authority Revenue, Office & Packaging, 6.000% due 1/1/25 (c)	4,536,950
3,000,000	Harrisburg, PA, Authority University Revenue, Harrisburg University of Science, 6.000% due 9/1/36	3,028,500
1,000,000	Hazleton, PA, Health Services Authority, Hospital Revenue, St. Joseph’s Medical Center, 6.200% due 7/1/26	1,012,260
1,000,000	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	1,027,400
3,500,000	Lehigh County, PA, General Purpose Authority Revenue, First Mortgage Bible Fellowship Church Home Inc., 7.750% due 11/1/33	3,800,860
3,000,000	Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center, 5.125% due 1/1/37	2,883,570
	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center:
6,000,000	6.625% due 7/1/19 (f)(g)	1,440,000
5,000,000	6.750% due 7/1/29 (f)(g)	1,200,000
965,000	Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project, 7.500% due 2/15/29	1,005,935
	Pennsylvania Economic Development Financing Authority:
3,000,000	Exempt Facilities Revenue, Reliant Energy Seward, 6.750% due 12/1/36 (a)(h)	3,259,350
1,000,000	Solid Waste Disposal Revenue, Waste Management Inc. Project, 5.100% due 10/1/27 (a)	964,810
4,000,000	Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone Highlands Health, 8.125% due 11/15/30 (b)	4,546,960

	Total Pennsylvania	29,876,445

Puerto Rico - 1.1%
5,000,000	Puerto Rico Sales Tax Financing, Corp. Sales Tax Revenue, 5.250% due 8/1/57 (c)	5,188,800

Rhode Island - 0.2%
1,000,000	Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue Refunding, 7.250% due 7/15/35	1,079,450

South Carolina - 0.9%
2,000,000	Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian, 5.000% due 3/1/30	1,981,280
2,000,000	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	2,095,780

	Total South Carolina	4,077,060

Tennessee - 1.6%
1,500,000	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue, 5.000% due 12/15/21	1,495,410
5,070,000	Knox County, TN, Health, Educational & Housing Facilities Board Revenue, University Health Systems Inc., 5.000% due 4/1/18	5,180,475

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Tennessee - 1.6% (continued)
$1,000,000	Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project, 5.750% due 9/1/37	$1,000,320

	Total Tennessee	7,676,205

Texas - 10.9%
5,105,000	Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel, Senior, 6.750% due 4/1/27 (f)	3,987,567
2,725,000	Bexar County, TX, Housing Financial Corp., MFH Revenue, Continental Lady Ester, 6.875% due 6/1/29 (b)	2,913,843
1,000,000	Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project, 6.625% due 5/15/33 (a)	1,077,720
1,665,000	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	1,682,150
195,000	Denton County, TX, Reclamation Road District, 8.500% due 6/1/16	194,984
1,400,000	Garza County, TX, Public Facility Corp., 5.500% due 10/1/19	1,454,096
3,000,000	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (a)(h)	3,299,100
6,645,000	Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project, 6.125% due 7/15/27 (a)(c)	6,648,123
	Maverick County, TX, Public Facility Corp. Project Revenue:
635,000	6.250% due 2/1/24	649,243
520,000	6.375% due 2/1/29	530,925
	Midlothian, TX, Development Authority, Tax Increment Contract Revenue:
3,000,000	7.875% due 11/15/26 (b)	3,478,530
2,500,000	6.200% due 11/15/29	2,613,450
1,145,000	Refunding, Subordinated Lien, 5.125% due 11/15/26	1,099,280
3,000,000	North Texas Tollway Authority, Dallas North Tollway Systems Revenue, FSA, 5.000% due 1/1/35	3,081,480
1,995,000	Port Corpus Christi, TX, Celanese Project, 6.450% due 11/1/30	2,074,620
	San Leanna Educational Facilities Corp., Education Revenue, Saint Edwards University Project:
1,000,000	5.000% due 6/1/20	1,009,820
2,000,000	5.125% due 6/1/22	2,024,820
1,100,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Northwest Senior Housing Edgemere Project, 5.750% due 11/15/12	1,148,169
1,000,000	Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Uplift Education, 5.875% due 12/1/36	1,013,220
	Willacy County, TX:
8,000,000	Local Government Corp. Revenue, 6.875% due 9/1/28 (c)	8,444,880
	PFC Project Revenue:
3,000,000	8.250% due 12/1/23	3,071,220
1,190,000	County Jail, 7.500% due 11/1/25	1,245,621

	Total Texas	52,742,861

Virginia - 2.0%
1,210,000	Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project, 8.125% due 4/1/30	1,252,786
1,000,000	Broad Street CDA Revenue, 7.500% due 6/1/33	1,095,450
	Virginia Beach, VA, Development Authority MFH Revenue, Residential Rental:
2,420,000	Hampton Project, 7.500% due 10/1/39 (a)	2,614,761
2,420,000	Mayfair Project, 7.500% due 10/1/39 (a)	2,614,762
2,000,000	Virginia College Building Authority, VA, Educational Facilities Revenue, Roanoke College, 5.000% due 4/1/33	2,039,000

	Total Virginia	9,616,759

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
West Virginia - 0.5%
$2,500,000	Pleasants County, WV, PCR, Refunding County Commission Allegheny, 5.250% due 10/15/37	$2,521,125

Wisconsin — 0.5%
	Wisconsin State HEFA Revenue:
1,000,000	Aurora Health Care, 6.400% due 4/15/33	1,050,430
1,500,000	Marshfield Clinic, 6.000% due 2/15/25	1,545,360

	Total Wisconsin	2,595,790

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS	457,141,757

	(Cost - $448,961,548)

SHORT-TERM INVESTMENTS - 0.9%

Michigan - 0.1%
	University of Michigan Revenue:
100,000	Hospital, 3.640%, 11/1/07 (i)	100,000
200,000	Medical Service Plan, 3.570%, 11/1/07 (i)	200,000

	Total Michigan	300,000

Nevada - 0.1%
500,000	Las Vegas Valley, NV, Water District, Water Improvement, SPA-Dexia Credit Local, 3.640%, 11/1/07 (i)	500,000

Oregon - 0.0%
100,000	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project, LOC-KBC Bank, 3.580%, 11/1/07 (i)	100,000
100,000	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local, 3.570%, 11/1/07 (i)	100,000

	Total Oregon	200,000

Pennsylvania - 0.0%
100,000	Pennsylvania State, Higher EFA, Revenue, Refunding Carnegie Mellon University, 3.500%, 11/1/07 (i)	100,000

Texas - 0.2%
600,000	Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital, HFA, MBIA, SPA-Westdeutsche Landesbank, 3.580%, 11/1/07 (i)	600,000
200,000	Harris County, TX, Health Facilities Development Corp. Revenue, Special Facilities, Texas Medical Center Project, MBIA, SPA-JPMorgan Chase, 3.580%, 11/1/07 (i)	200,000

	Total Texas	800,000

Washington - 0.3%
1,300,000	Washington State Health Care Facilities Authority Revenue, Multicare Health Systems, FSA, SPA-U.S. Bank NA, 3.590%, 11/1/07 (i)	1,300,000

Wisconsin - 0.2%
900,000	Wisconsin State, HEFA Revenue, Jewish Home and Care Center, LOC-JPMorgan Chase, 3.470%, 11/1/07 (i)	900,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,100,000)	4,100,000

	TOTAL INVESTMENTS - 95.2% (Cost - $453,061,548#)	461,241,757
	Other Assets in Excess of Liabilities - 4.8%	23,377,315

	TOTAL NET ASSETS - 100.0%	$484,619,072

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	All or a portion of this security is segregated for open futures contracts and extended settlements.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Security is currently in default.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(h)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2007.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA	—American Capital Assurance
AMBAC	—Ambac Assurance Corporation
CDA	—Community Development Authority
COP	—Certificate of Participation
DFA	—Development Finance Agency
EDA	—Economic Development Authority
EFA	—Educational Facilities Authority
FHA	—Federal Housing Administration
FSA	—Financial Security Assurance
GNMA	—Government National Mortgage Association
GO	—General Obligation
HDC	—Housing Development Corporation
HEFA	—Health & Educational Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDR	—Industrial Development Revenue
LOC	—Letter of Credit
MBIA	—Municipal Bond Investors Assurance Corporation
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PFC	—Public Facilities Corporation
RDA	—Redevelopment Agency
Radian	—Radian Assets Assurance
SPA	—Standby Bond Purchase Agreement

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

Summary of Investments by Industry* (Unaudited)
Hospitals	22.3%
Pre-Refunded	18.5
Education	10.5
General Obligation	9.6
Public Facilities	6.7
Miscellaneous	6.3
Industrial Development	5.9
Transportation	5.3
Life Care Systems	4.7
Pollution Control	2.9
Tax Allocation	2.6
Housing: Multi-Family	1.4
Utilities	1.1
Water & Sewer	0.7
Cogeneration Facilities	0.7
Solid Waste	0.5
Government Facilities	0.2
Housing: Single-Family	0.1
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of October 31, 2007 and subject to change.

Ratings Table† (October 31, 2007)(unaudited)
S&P/Moody’s/Fitch**
AAA/Aaa	12.3%
AA/Aa	5.0
A	20.4
BBB/Baa	22.7
BB/Ba	2.3
B/B	3.1
CCC/Caa	0.4
A-1/VMIG1	0.7
NR	33.1
100.0%

†	As a percentage of total investments.
**	S&P primary rating; Moody’s secondary, then Fitch.

See pages 11 and 12 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

‘The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Municipal High Income Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of the portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as” variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,977,513
Gross unrealized depreciation	(13,797,304)

Net unrealized appreciation	$8,180,209

At October 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 10-Year Note	1,390	12/07	$152,243,393	$152,921,719	$(678,326)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 26, 2007

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: December 26, 2007